STOCKHOLDERS' EQUITY - Preferred Stock Outstanding (Details) (Cumulative Convertible Preferred Stock, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	$ 7,528	$ 7,370
Series A Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	1,299	1,260
Series B Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	458	442
Series D Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	$ 5,771	$ 5,668